Acquisitions (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Net income		$ (3,827,928)	$ (479,976)	$ (8,587,449)	$ (1,005,298)	$ (21,285,191)	$ (5,011,036)
Acquisition of United Games, LLC and United League, LLC [Member]
Combined revenue	$ 1,331,542
Net income	$ 26,059
Purchase Agreement [Member]
Common stock issued for acquisition	50,000,000
Purchase Agreement [Member] | Acquisition of United Games, LLC and United League, LLC [Member]
Common stock issued for acquisition	50,000,000